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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05769

Invesco High Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:       11/30/17

Item 1. Schedule of Investments.

Invesco High Income Trust II

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	VK-CE-HINC2-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–130.39%(b)

Advertising–1.03%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$1,261,000	$1,358,727

Aerospace & Defense–2.66%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(c)	375,000	368,906
7.50%, 03/15/2025(c)	299,000	300,869
CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/2021(c)	297,000	309,622
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(c)	659,000	691,126
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(c)	455,000	473,769
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	154,000	157,850
6.50%, 05/15/2025	1,189,000	1,216,466
		3,518,608

Agricultural & Farm Machinery–0.69%

Titan International, Inc., Sr. Sec. Gtd. First Lien Notes, 6.50%, 11/30/2023(c)	914,000	911,441

Air Freight & Logistics–0.20%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(c)	249,000	261,139

Alternative Carriers–0.81%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	466,000	458,136
5.38%, 05/01/2025	612,000	615,244
		1,073,380

Aluminum–1.01%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(c)	800,000	884,240
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(c)	431,000	455,783
		1,340,023

Apparel Retail–2.03%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	403,000	435,480
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(c)	849,000	635,689

	Principal Amount	Value

Apparel Retail–(continued)

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	$999,000	$1,080,618
6.75%, 07/01/2036	104,000	104,260
6.88%, 11/01/2035	416,000	422,240
		2,678,287

Auto Parts & Equipment–0.74%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(c)	265,000	282,145
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	229,000	243,679
Delphi Jersey Holdings PLC, Sr. Unsec. Notes, 5.00%, 10/01/2025(c)	445,000	453,068
		978,892

Automobile Manufacturers–0.00%

Motors Liquidation Co., Sr. Unsec. Deb., 0.00%, 07/15/2033(d)(f)	1,640,000	0

Automotive Retail–1.08%

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(c)	230,000	242,075
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	613,000	645,182
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	535,000	545,700
		1,432,957

Broadcasting–3.27%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	520,000	528,450
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	847,000	841,707
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	475,000	508,250
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(c)	525,000	538,125
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(c)	3,000	3,162
5.38%, 07/15/2026(c)	585,000	614,250
6.00%, 07/15/2024(c)	663,000	705,266
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	575,000	589,375
		4,328,585

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Building Products–1.43%

Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(c)	$705,000	$796,650
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	557,000	568,418
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(c)	500,000	521,250
		1,886,318

Cable & Satellite–12.10%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	121,000	120,395
5.00%, 04/01/2024	491,000	498,365
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes, 5.75%, 09/01/2023	675,000	696,937
Sr. Unsec. Notes, 5.75%, 02/15/2026(c)	1,445,000	1,502,800
CSC Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(c)	215,000	232,200
Sr. Unsec. Notes, 10.13%, 01/15/2023(c)	1,395,000	1,581,581
10.88%, 10/15/2025(c)	419,000	496,917
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,665,000	1,679,236
7.88%, 09/01/2019	1,076,000	1,154,236
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	171,000	174,206
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	619,000	687,090
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	515,000	422,944
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	893,000	848,350
7.50%, 04/01/2021	448,000	419,440
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(c)	910,000	918,531
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(c)	503,000	508,659
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(c)	855,000	888,131
UPC Holding B.V. (Netherlands), Sr. Sec. First Lien Notes, 5.50%, 01/15/2028(c)	200,000	199,500
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(c)	450,000	459,000

	Principal Amount	Value

Cable & Satellite–(continued)

Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(c)	$218,000	$226,448
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(c)	519,000	543,237
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(c)	630,000	659,138
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(c)	620,000	657,200
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(c)	250,000	251,250
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(c)	175,000	176,313
		16,002,104

Casinos & Gaming–4.48%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	230,000	251,275
6.88%, 05/15/2023	890,000	952,300
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(c)	240,000	245,850
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	525,000	585,370
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	450,000	461,250
6.00%, 03/15/2023	325,000	359,125
7.75%, 03/15/2022	327,000	380,138
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	867,000	903,847
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	806,000	890,630
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(c)	236,000	240,866
5.50%, 03/01/2025(c)	626,000	648,098
		5,918,749

Commodity Chemicals–0.36%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(c)	446,000	480,141

Construction & Engineering–0.21%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	266,000	271,799

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Construction Machinery & Heavy Trucks–0.94%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	$305,000	$322,156
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	429,000	457,958
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(c)	444,000	469,252
		1,249,366

Construction Materials–0.15%

James Hardie International Finance DAC (Ireland), Sr. Unsec. Notes, 4.75%, 01/15/2025(c)	200,000	204,500

Consumer Finance–2.59%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	704,000	748,880
5.13%, 09/30/2024	900,000	983,250
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	240,000	268,200
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50% (e)	356,000	367,570
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	325,000	351,406
8.00%, 03/25/2020	640,000	699,200
		3,418,506

Copper–0.65%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(c)	825,000	858,000

Data Processing & Outsourced Services–1.32%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(c)	400,000	415,500
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(c)	1,254,000	1,330,024
		1,745,524

Diversified Banks–1.80%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00% (e)	202,000	203,771
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(c)	385,000	509,382
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (e)	460,000	468,855
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	1,129,000	1,200,673
		2,382,681

	Principal Amount	Value

Diversified Chemicals–1.35%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	$1,205,000	$1,280,312
7.00%, 05/15/2025	210,000	230,738
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(c)	264,000	276,178
		1,787,228

Diversified Metals & Mining–1.69%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	630,000	615,825
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(c)	532,000	589,855
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	503,000	530,665
Sr. Unsec. Notes, 6.13%, 10/01/2035	445,000	502,850
		2,239,195

Diversified Support Services–0.19%

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(c)	240,000	247,800

Electric Utilities–0.24%

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	298,000	316,249

Electrical Components & Equipment–1.36%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(c)	970,000	1,023,350
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(c)	320,000	335,360
5.00%, 10/01/2025(c)	415,000	445,087
		1,803,797

Environmental & Facilities Services–0.82%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(c)	397,000	410,895
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(c)	595,000	609,131
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(c)	61,000	62,220
		1,082,246

Food Distributors–0.82%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(c)	1,025,000	1,081,375

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Food Retail–2.16%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(c)	$1,234,000	$1,271,020
Albertsons Cos. LLC/ Safeway Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	714,000	685,440
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	899,000	894,505
		2,850,965

Gas Utilities–1.76%

AmeriGas Partners, L.P./AmeriGas Finance Corp.,
Sr. Unsec. Global Notes, 5.63%, 05/20/2024	404,000	424,200
5.88%, 08/20/2026	622,000	648,435
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	373,000	355,282
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	900,000	895,500
		2,323,417

General Merchandise Stores–0.49%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	622,000	653,878

Health Care Equipment–0.97%

Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(c)(g)	507,000	515,873
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(c)	596,000	609,410
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	109,000	113,457
5.25%, 06/15/2024	42,000	44,310
		1,283,050

Health Care Facilities–6.15%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	495,000	513,563
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	285,000	267,900
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	677,000	636,380
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	159,260	96,750
8.00%, 11/15/2019	435,000	390,956
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	610,000	654,987

	Principal Amount	Value

Health Care Facilities–(continued)

HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	$742,000	$805,997
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	699,000	746,182
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	283,000	320,186
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	540,000	561,600
5.88%, 02/15/2026	360,000	383,850
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	620,000	646,350
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	430,000	423,013
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	110,000	112,338
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(c)	106,000	112,228
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	909,000	853,324
8.13%, 04/01/2022	605,000	601,219
		8,126,823

Health Care Services–2.76%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(c)	410,000	424,350
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	467,000	468,751
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(c)	204,000	215,985
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(c)	848,000	871,320
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(c)	970,000	1,043,963
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(c)	130,000	118,950
8.88%, 04/15/2021(c)	96,000	97,200
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(c)	450,000	409,500
		3,650,019

Home Improvement Retail–0.70%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(c)	933,000	926,003

Homebuilding–3.71%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec. Notes, 6.75%, 08/01/2025(c)	343,000	345,573
6.88%, 02/15/2021(c)	402,000	413,055

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Homebuilding–(continued)

Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	$641,000	$ 677,665
8.75%, 03/15/2022	400,000	439,500
Sr. Unsec. Notes, 5.88%, 10/15/2027(c)	85,000	85,425
CalAtlantic Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	112,000	129,920
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	133,000	140,149
5.38%, 10/01/2022	640,000	693,600
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	400,000	461,000
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	135,000	143,100
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	433,000	468,051
7.15%, 04/15/2020	300,000	329,250
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(c)	548,000	583,960
		4,910,248

Household Products–1.79%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	287,000	292,202
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(c)	207,000	215,021
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	614,000	659,927
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	663,000	699,465
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	492,000	504,300
		2,370,915

Independent Power Producers & Energy Traders–2.08%

AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 06/01/2020	40,000	45,500
Sr. Unsec. Notes, 5.50%, 04/15/2025	1,199,000	1,269,441
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	294,000	285,180
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	275,000	294,594
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	306,000	325,890
6.63%, 03/15/2023	338,000	351,385
6.63%, 01/15/2027	167,000	180,777
		2,752,767

	Principal Amount	Value

Industrial Machinery–0.48%

Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	$401,000	$414,033
TriMas Corp., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2025(c)	216,000	218,565
		632,598

Integrated Oil & Gas–0.27%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(c)	479,000	356,256

Integrated Telecommunication Services–2.64%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	587,000	585,896
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	580,000	566,950
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	417,000	405,533
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	727,000	666,114
10.50%, 09/15/2022	320,000	254,400
11.00%, 09/15/2025	510,000	393,975
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	224,000	259,840
7.20%, 07/18/2036	289,000	360,166
		3,492,874

Internet Software & Services–1.55%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(c)	162,000	168,885
5.00%, 03/15/2024(c)	160,000	166,800
5.38%, 03/15/2027(c)	350,000	367,500
Equinix Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	62,000	66,573
5.88%, 01/15/2026	1,171,000	1,273,462
		2,043,220

Leisure Facilities–0.77%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	295,000	310,488
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(c)	700,000	714,000
		1,024,488

Managed Health Care–1.09%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	306,000	314,660
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(c)	331,000	332,655

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Managed Health Care–(continued)

WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	$745,000	$790,631
		1,437,946

Metal & Glass Containers–1.62%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland),
Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(c)	227,000	232,646
Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(c)	200,000	213,020
7.25%, 05/15/2024(c)	335,000	368,081
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	425,000	466,969
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	333,000	352,564
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	494,000	512,525
		2,145,805

Movies & Entertainment–1.00%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	860,000	841,725
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(c)	457,000	484,991
		1,326,716

Oil & Gas Drilling–1.40%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	560,000	457,100
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	422,000	367,140
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	372,000	350,610
6.50%, 12/15/2021	152,000	155,420
7.75%, 12/15/2023	92,000	95,450
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	480,000	424,800
		1,850,520

Oil & Gas Equipment & Services–1.01%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	230,000	230,575
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	503,000	515,575
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	511,000	411,355
8.25%, 06/15/2023	175,000	174,016
		1,331,521

	Principal Amount	Value

Oil & Gas Exploration & Production–8.35%

Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	$525,000	$543,375
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	420,000	438,375
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	765,000	757,350
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	314,000	207,240
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(c)	410,000	412,050
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	488,000	492,270
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	666,000	722,610
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	641,000	655,423
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(c)	887,000	942,437
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	220,000	223,850
5.63%, 03/01/2026	207,000	210,856
Sr. Unsec. Notes, 6.88%, 03/01/2021	591,000	641,974
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	497,000	487,060
5.88%, 07/01/2022	429,000	442,943
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 01/15/2025	479,000	490,975
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	292,000	297,110
6.75%, 09/15/2026	270,000	274,388
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	691,000	682,362
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	880,000	884,400
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	663,000	677,990
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	563,000	555,963
		11,041,001

Oil & Gas Storage & Transportation–7.58%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	1,321,000	1,440,220
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	149,000	157,381

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	$860,000	$892,250
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	794,000	831,715
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	1,102,000	1,184,650
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25% (e)	400,000	394,750
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(c)	253,000	265,018
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(c)	99,000	103,150
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13% (e)	423,000	419,299
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	1,627,000	1,792,978
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(c)	515,000	513,712
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	478,000	490,548
5.25%, 05/01/2023	266,000	273,315
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	876,000	912,135
Sr. Unsec. Notes, 7.88%, 09/01/2021	304,000	355,680
		10,026,801

Other Diversified Financial Services–0.91%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(c)	521,000	547,701
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(c)	474,000	488,813
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(c)	165,000	173,456
		1,209,970

Packaged Foods & Meats–1.78%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	359,000	367,939
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(c)	355,000	353,562
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(c)	200,000	199,750

	Principal Amount	Value

Packaged Foods & Meats–(continued)

JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(c)	$176,000	$172,700
Lamb Weston Holdings Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(c)	412,000	427,965
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(c)	796,000	836,795
		2,358,711

Paper Packaging–0.80%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	477,000	509,794
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(c)	536,000	548,060
		1,057,854

Paper Products–1.58%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	729,000	730,823
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/2024	200,000	211,750
7.75%, 12/01/2022	228,000	241,965
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	381,000	387,191
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(c)	527,000	522,578
		2,094,307

Pharmaceuticals–1.91%

Catalent Pharma Solutions, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2026(c)	113,000	114,695
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(c)	275,000	211,750
Valeant Pharmaceuticals International, Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(c)	346,000	351,190
Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(c)	1,136,000	1,062,160
5.88%, 05/15/2023(c)	227,000	198,909
6.13%, 04/15/2025(c)	400,000	344,500
7.25%, 07/15/2022(c)	250,000	244,062
		2,527,266

Restaurants–1.05%

Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(c)	433,000	462,227
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	651,000	690,874

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Restaurants–(continued)

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(c)	$232,000	$238,009
		1,391,110

Security & Alarm Services–1.00%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(c)	1,196,000	1,323,075

Semiconductor Equipment–0.20%

Entegris Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/10/2026(c)	252,000	258,615

Semiconductors–0.81%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	595,000	630,879
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(c)	420,000	435,750
		1,066,629

Specialized Consumer Services–1.14%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(c)	424,000	431,420
Sr. Unsec. Notes, 7.45%, 08/15/2027	992,000	1,078,800
		1,510,220

Specialized Finance–3.60%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(c)	430,000	470,850
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	155,000	170,694
Sr. Unsec. Notes, 5.00%, 04/01/2023	840,000	890,400
5.50%, 02/15/2022	159,000	171,919
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	618,000	662,032
5.00%, 08/01/2023	415,000	447,661
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	1,022,000	1,058,613
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/2024(c)	830,000	881,875
		4,754,044

	Principal Amount	Value

Specialized REIT’s–1.12%

GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	$535,000	$578,800
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	386,000	406,381
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(c)	474,000	498,885
		1,484,066

Specialty Chemicals–3.45%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	425,000	444,125
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(c)	472,000	495,600
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(c)	630,000	703,237
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(c)	623,000	708,662
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(c)	579,000	584,066
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	395,000	425,613
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(c)	448,000	484,400
Sr. Unsec. Gtd. Notes, 5.75%, 12/15/2025(c)	88,000	90,200
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(c)	380,000	404,700
Venator Finance S.a.r.l./Venator Materials Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(c)	205,000	216,788
		4,557,391

Steel–1.71%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	392,000	494,900
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	365,000	386,674
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(c)	439,000	464,791
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	876,000	910,865
		2,257,230

Systems Software–0.34%

Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(c)	433,000	454,650

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Technology Distributors–0.35%

CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	$441,000	$463,050

Technology Hardware, Storage & Peripherals–3.11%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(c)	1,253,000	1,346,975
Dell International LLC/ EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(c)	1,191,000	1,292,736
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	554,000	597,627
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	757,000	880,486
		4,117,824

Trading Companies & Distributors–2.14%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(c)	647,000	669,645
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(c)	735,000	771,750
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(c)	612,000	673,261
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	469,000	500,657
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	197,000	209,313
		2,824,626

Trucking–1.11%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(c)	269,000	265,974
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(c)	179,000	185,215
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(c)	982,000	1,021,280
		1,472,469

Wireless Telecommunication Services–5.93%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.63%, 02/15/2025(c)	206,000	188,748
7.75%, 05/15/2022(c)	666,000	636,862
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(c)	425,000	431,375
CB Escrow Corp., Sr. Unsec. Notes, 8.00%, 10/15/2025(c)	84,000	84,840
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	895,000	928,562

	Principal Amount		Value

Wireless Telecommunication Services–(continued)

Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021		$ 390,000	$ 475,800
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021		816,000	871,080
7.63%, 02/15/2025		335,000	356,608
7.88%, 09/15/2023		1,599,000	1,726,920
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		351,000	385,549
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025		1,270,000	1,366,456
Wind Tre S.p.A. (Italy), Sr. Sec. Gtd. Notes, 5.00%, 01/20/2026(c)		400,000	384,644
			7,837,444
Total U.S. Dollar Denominated Bonds & Notes (Cost $168,683,018)			172,435,999

Variable Rate Senior Loan Interests–1.28%(h)

Business Equipment & Services–0.57%

Itron, Inc., Bridge Loan, —, 06/30/2018(f)(i)		752,000	752,000

Food & Drug Retailers–0.71%

Albertson’s LLC, Term Loan B-4, 4.10% (3 mo. USD LIBOR + 2.75%), 08/25/2021		968,573	942,847
Total Variable Rate Senior Loan Interests (Cost $1,682,331)			1,694,847

Non-U.S. Dollar Denominated Bonds & Notes–0.66%(j)

Food Retail–0.29%

Iceland Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 4.63%, 03/15/2025(c)	GBP	300,000	385,566

Health Care Services–0.37%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(c)	EUR	375,000	488,990
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $823,581)			874,556
	Shares

Preferred Stock–0.09%

Specialized Finance–0.09%

CIT Group Inc., Series A, 5.80% Pfd. (Cost $115,000)		115,000	118,881

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Shares	Value

Money Market Funds–1.65%

Invesco Government & Agency Portfolio – Institutional Class, 0.98% (k)	762,221	$762,221
Invesco Liquid Assets Portfolio – Institutional Class, 0.88% (k)	544,337	544,446
Invesco Treasury Portfolio – Institutional Class, 0.98% (k)	871,109	871,109
Total Money Market Funds (Cost $2,177,776)		2,177,776
TOTAL INVESTMENTS IN SECURITIES–134.07% (Cost $173,481,706)		177,302,059
OTHER ASSETS LESS LIABILITIES–1.89%		2,492,519
BORROWINGS–(35.96)%		(47,550,000)
NET ASSETS–100.00%		$132,244,578

Investment Abbreviations:

Deb.	—Debentures
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
Jr.	—Junior
LIBOR	—London Interbank Offered Rate
Pfd.	—Preferred
PIK	—Pay-in-Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
USD	—U.S. Dollar

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $69,650,719, which represented 52.67% of the Trust’s Net Assets.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2017 represented less than 1% of the Trust’s Net Assets.

(e)	Perpetual bond with no specified maturity date.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	This variable rate interest will settle after November 30, 2017, at which time the interest rate will be determined.

(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(k)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive		(Depreciation)
02/28/2018	Barclays Bank PLC	EUR	523,839	USD	618,758	$(8,350)
02/28/2018	Barclays Bank PLC	GBP	299,000	USD	397,265	(8,444)
Total Forward Foreign Currency Contracts—Currency Risk						$(16,794)

Abbreviations:

EUR — Euro	GBP — British Pound Sterling	USD — U. S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer

Invesco High Income Trust II

A.	Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts

Invesco High Income Trust II

E.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Invesco High Income Trust II

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$172,435,999	$—	$172,435,999
Variable Rate Senior Loan Interests	—	942,847	752,000	1,694,847
Non-U.S. Dollar Denominated Bonds & Notes	—	874,556	—	874,556
Preferred Stock	—	118,881	—	118,881
Money Market Funds	2,177,776	—	—	2,177,776
Investments Matured	—	—	6	6
	2,177,776	174,372,283	752,006	177,302,065
Forward Foreign Currency Contracts*	—	(16,794)	—	(16,794)
Total Investments	$2,177,776	$174,355,489	$752,006	$177,285,271
*	Unrealized appreciation (depreciation).

NOTE 3 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the nine months ended November 30, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Wells Fargo Bank, N.A.	$ 752,000	$ 752,000

Invesco High Income Trust II

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.